Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Trade and other receivables
10	Trade and other receivables

	As of 31 December
	2024	2023
	USD	USD
Trade receivables	2,614,945	3,991,175
Customer wallet receivables	1,585,645	715,955
Accrued income	1,318,327	2,001,030
Less: provision for expected credit losses	(1,514,586)	(2,328,308)
	4,004,331	4,379,852
Other receivables	4,951	948,025
	4,009,282	5,327,877

Trade receivables are non-interest bearing and are generally due within up to 60 days. It is not the practice of the Group to obtain collateral over trade receivables and are therefore, unsecured.

The movement in provision for expected credit losses are as follows:

	2024	2023
	USD	USD
As of 1 January	2,328,308	2,465,258
Charge to the consolidated statement of comprehensive income	578,341	535,340
Assets classified as held for sale	(1,392,063)	(672,290)
As of 31 December	1,514,586	2,328,308

Charge for expected credit losses is allocated as detailed below:

	2024	2023	2022
	USD	USD	USD

Continuing operations	578,341	273,975	451,526
Discontinued operations	—	261,365	421,916
	578,341	535,340	873,442